ORGANIZATION AND BASIS OF PRESENTATION (Schedule of Variable Interest Entities and Subsidiaries) (Details)	12 Months Ended
Dec. 31, 2013
Lentuo Hong Kong [Member]
Variable Interest Entity [Line Items]
Date of Incorporation	Sep. 25, 2009
Place of incorporation	Hong Kong
Percentage of shareholdings	100.00%
Principal activities	Investment holding Investment holding Investment holding
Lentuo Beijing [Member]
Variable Interest Entity [Line Items]
Date of Incorporation	Nov. 17, 2009
Place of incorporation	PRC
Percentage of shareholdings	100.00%
Principal activities	Provision of technical support and management consultation services
Beijing Jiashi Shengtong Investment Consulting Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of Incorporation	Apr. 08, 2010
Place of incorporation	PRC
Percentage of shareholdings	100.00%
Principal activities	Provision of technical support and management consultation services
Beijing Yuantongqiao Toyota Automobile Trading Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of Incorporation	Aug. 25, 2004
Place of incorporation	PRC
Principal activities	Sale of new motor vehicles and provision of automobile repair and maintenance services
Beijing Tuozhan Industrial and Trading Development Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of Incorporation	Sep. 23, 1997
Place of incorporation	PRC
Principal activities	Sale of new motor vehicles and provision of automobile repair and maintenance services
Beijing Lentuo Chengxin Commercial and Trading Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of Incorporation	Feb. 07, 2002
Place of incorporation	PRC
Principal activities	Sale of new motor vehicles and provision of automobile repair and maintenance services
Aotong [Member]
Variable Interest Entity [Line Items]
Date of Incorporation	Jul. 20, 2001
Place of incorporation	PRC
Principal activities	Sale of new motor vehicles and provision of automobile repair and maintenance services
Beijing Tuojiacheng Commercial and Trading Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of Incorporation	Dec. 02, 1998
Place of incorporation	PRC
Principal activities	Sale of new motor vehicles and provision of automobile repair and maintenance services
Beijing Lentuo Huitong Automobile Sales Service Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of Incorporation	Sep. 27, 2009
Place of incorporation	PRC
Principal activities	Sale of new motor vehicles and provision of automobile repair and maintenance services
Tongda [Member]
Variable Interest Entity [Line Items]
Date of Incorporation	Jan. 07, 2011
Place of incorporation	PRC
Principal activities	Sale of new motor vehicles and provision of automobile repair and maintenance services
Lentuo Automobile Lease Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of Incorporation	Jul. 22, 2003
Place of incorporation	PRC
Principal activities	Provision of automobile leasing services and sales of leased automobiles
Beijing Tuozhan Automobile Repair Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of Incorporation	May 16, 2003
Place of incorporation	PRC
Principal activities	Provision of automobile repair and maintenance services
Tianjin Ruitai Automobile Sales Service Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of Incorporation	Dec. 25, 2007
Place of incorporation	PRC
Principal activities	Sale of new motor vehicles and provision of automobile repair and maintenance services
Tianjin Zhongbaotongda Commercial and Trading Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of Incorporation	Nov. 22, 2007
Place of incorporation	PRC
Principal activities	Investment holding company of Ruitai
Tianjin Boruiyingjie Commercial and Trading Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of Incorporation	Oct. 29, 2007
Place of incorporation	PRC
Principal activities	Investment holding company of Ruitai
Beijing Hexinshuntong Automobile Sales Service Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of Incorporation	Sep. 16, 2009
Place of incorporation	PRC
Principal activities	Sale of new motor vehicles and provision of automobile repair and maintenance services
Huizhou Dazhong Automobile Sales Service Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of Incorporation	Nov. 02, 2000
Place of incorporation	PRC
Principal activities	Sale of new motor vehicles and provision of automobile repair and maintenance services
Wenling Yuchen Toyota Automobile Sales Service Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of Incorporation	May 28, 2007
Place of incorporation	PRC
Principal activities	Sale of new motor vehicles and provision of automobile repair and maintenance services
Beijing Aoxiang Automobile Trading Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of Incorporation	Jun. 21, 2011
Place of incorporation	PRC
Principal activities	Sale of new motor vehicles
Beijing Yizhong Volkswagen Automobile Sales Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of Incorporation	Nov. 08, 2010
Place of incorporation	PRC
Principal activities	Sale of new motor vehicles